Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021	$ 247
2022	229
2023	194
2024	146
2025	138
2026 and thereafter	964
Total lease payments	1,918
Less: Imputed interest	(249)
Total	1,669	$ 1,772
Finance leases
2021	11
2022	0
2023	0
2024	0
2025	0
2026 and thereafter	0
Total lease payments	11
Less: Imputed interest	0
Total	$ 11	$ 2